Shareholder Report, Line Graph (Details) 194536_LKCM Small-Mid Cap Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											LKCM Small-Mid Cap Equity Fund
Accumulated Value	$ 25,600	$ 22,138	$ 17,603	$ 22,603	$ 19,591	$ 14,994	$ 11,441	$ 12,559	$ 10,117	$ 10,000	$ 26,952
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell 2500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500® Index
Accumulated Value	$ 24,044	$ 21,469	$ 18,284	$ 22,398	$ 18,952	$ 15,794	$ 12,362	$ 13,736	$ 11,759	$ 10,000	$ 26,907